Item 1: Report to Shareholders

Africa & Middle East Fund	October 31, 2007

The views and opinions in this report were current as of October 31, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

This is our first report since the fund’s inception on September 4, 2007, and we would like to welcome all shareholders. Emerging markets in the Middle East and Africa soared in the first two months of the fund’s existence. Middle Eastern countries are benefiting from brisk economic growth underpinned by rising oil prices, strong domestic liquidity, and significant government spending on infrastructure development. In Africa, stocks in Nigeria and Morocco posted modest gains, but South African shares surged, led by capital goods stocks, which are receiving a lift as the country prepares to host the 2010 World Cup soccer tournament. Materials and energy shares, which represent approximately one-third of the South African market index, performed well due to rising commodity prices.

Your fund returned a very strong 19.20% since its early September inception and performed slightly better than its customized benchmark, as shown in the Performance Comparison table on page 2. We will not manage the portfolio in an attempt to outperform this customized benchmark; rather, our intention is to seek strong absolute returns from our investments in African and Middle Eastern countries. The fund and its benchmark exclude Saudi Arabia because that country’s market is not open to overseas investors, Kuwait because of extremely high capital gains tax rates, and Israel because the country behaves more like a developed market than an emerging market.

HIGHLIGHTS

• Emerging markets in the Middle East and Africa soared in the first two months of the fund’s existence.

• Your fund produced a very strong return since its early September inception and performed slightly better than its customized benchmark.

• Despite the heightened risks of investing in Africa and the Middle East, we believe the structural changes occurring in both regions could reward investors over the long run.

• Due to the risks and volatility inherent in African and Middle Eastern investments, this fund is for long-term investors and should represent only a small portion of a well-diversified portfolio.

WHY INVEST IN AFRICA AND THE MIDDLE EAST?

Several positive developments in recent years have increased the appeal of many African and Middle Eastern markets.

Africa
• Africa is experiencing strong growth. Excluding South Africa, growth in the sub-Saharan part of Africa over the last five years has averaged 7%, according to the International Monetary Fund (IMF).

• The boom in commodity prices has improved the terms of trade for many African countries. In addition, China has actively pursued bilateral agreements to secure supplies for its resource-hungry economy, and it is likely to remain a long-term trade partner.

• Many African countries have been able to reduce their debt obligations—thanks in part to favorable cancellation terms offered by creditor nations in the West and by global institutions—which has enabled them to accumulate exchange reserves that help promote currency stability.

• Many African nations are implementing economic policies that emphasize fiscal restraint and help lower inflation, while the spread of democracy has helped to build political, social, and economic accountability. All of these developments have stimulated investment.

Middle East
• Since oil prices bottomed in the late 1990s, increased revenues from the commodity have fueled the economic growth of countries in the Gulf Cooperation Council (GCC): Bahrain, Kuwait, Oman, Qatar, Saudi Arabia, and the United Arab Emirates (UAE).

• GCC countries have robust economic fundamentals, with real GDP growth of 8% in 2006 and substantial current account surpluses that we believe are likely to continue expanding, unless oil prices have a sustained decline.

• Although the region had oil-driven booms in the 1970s and 1980s, what’s different this time is that GCC countries are opening their economies in an attempt to decrease their dependence on crude oil. Specifically, governments are trying to increase non-oil revenues through government-led investment.

• Numerous infrastructure projects in the region are underway. Dubai has several high-profile projects related to infrastructure, financial services, and tourism.

Despite the heightened risks of investing in these frontier markets, we believe the structural changes occurring in both regions could reward investors over the long run. While the boom in commodities, particularly oil, has assisted many of these economies, they are becoming more diverse and less dependent on individual resources, which should increase the proportion of self-generated growth and the scope of investment opportunities.

One area that holds promise is commercial banking, as lenders are often among the first beneficiaries of an expanding emerging economy, experiencing significant revenue growth as demand for both retail and business credit increases. Relative to GDP, the amount of loans in many African countries is among the lowest in the world and is likely to increase. Banking and pension reforms should further stimulate credit expansion.

There is also great potential in companies that are benefiting from infrastructure spending, at present mainly in the GCC countries, although similar opportunities are likely to emerge in Africa. Along with the construction industry, cement producers offer a way to gain exposure to this expenditure. In addition, we hope to benefit from the trend of growing consumption in both regions through our investments in wireless telecommunications stocks.

PORTFOLIO REVIEW

Egypt
For several years, Egypt—our largest country allocation at the end of October—has benefited from very high levels of oil-driven liquidity across the Middle East and from political and economic reforms spearheaded by President Hosni Mubarak and his son Gamal, a former investment banker. We favor construction companies, such as Orascom Construction, a leading cement producer and construction contractor, and electric wiring and cable company El Sewedy Cables, because these businesses are benefiting from significant infrastructure spending throughout the Middle East. We also like financial companies, such as Commercial International Bank, which should profit from the growth of individuals’ wealth throughout the region, and investment bank EFG Hermes, the dominant investment bank throughout the Middle East, which we believe is poised to benefit from rising investment in the region. (Please refer to the fund’s portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

United Arab Emirates
The UAE, representing one-fifth of fund assets, is a federation of seven states, including the burgeoning financial hub Dubai. The UAE is at the forefront of the region’s efforts to seek growth and revenues from sources other than the oil and gas industry, which we believe will be a long-term positive factor for the region. Most of our UAE holdings are financial companies, such as Dubai Islamic Bank, First Gulf Bank, and Dubai Financial Market, the third-largest securities exchange in the GCC. We believe Dubai Financial Market will benefit from an increasing number of initial public offerings (IPOs) and greater global investor interest in the Middle East. We also hold a large position in Emaar Properties, a leading real estate developer in the Middle East. Although 80% of the company’s revenues are derived from Dubai, Emaar has launched projects in Egypt, Morocco, and Saudi Arabia, which should transform it into a regional player.

Qatar and Oman
The small Persian Gulf emirate Qatar represents 13% of the fund’s assets. We own three Qatari companies: Qatar Electricity and Water, Qatar National Bank, and Commercial Bank of Qatar, which is the portfolio’s largest holding (7.6% of assets). Oman, a sultanate on the Arabian peninsula, accounted for about 12% of assets. As with Egypt, we like the country’s construction and financial companies. Our primary holdings are Raysut Cement, Oman Cement, National Bank of Oman, and BankMuscat (SAOG).

South Africa
South Africa represented about 15% of fund assets at the end of October, but this was a significant underweighting, as the country represents slightly more than 50% of the benchmark. Given the moderating economy relative to others in the region, the country’s high current account deficit, and political concerns regarding President Mbeki’s successor, we believe there are more attractive places for investment in our opportunity set. We have sizable positions in construction companies Aveng and Murray & Roberts Holdings, which are benefiting from increasing infrastructure spending. We also own metals companies Impala Platinum and Aquarius Platinum and telecommunications company MTN Group.

Nigeria
The most populous country in Africa, Nigeria recently elected a democratic government, embarking on what appears to be a sensible reform program. For example, Nigeria recently recapitalized its banking system and consolidated the number of banks in the country. GDP growth tends to be high and is driven by oil, yet the country has one of the lowest loan-to-GDP ratios in the world. We expect this to rise, and two leading banks in the country—United Bank for Africa and Guaranty Trust Bank—are poised to benefit from increasing lending activity.

OUTLOOK

We are very optimistic about the long-term investment opportunities in the Middle East and Africa, which is reflected in our portfolio positioning. At present, the Middle East represents about 80% of fund assets, but we will be looking to add to sub-Saharan Africa companies as opportunities develop.

In most emerging regions, gains over the last few years have been extraordinary, but in our target regions—where many countries have a low correlation with developed and with mainstream emerging markets, in part because they are overlooked and underresearched—the bursting of an oil-driven stock market bubble in the Middle East starting in late 2005 has reduced valuations to levels that appear to represent a small discount relative to other emerging markets. In addition, many Middle Eastern countries have their currencies pegged to the U.S. dollar, and the U.S. Federal Reserve has been reducing short-term interest rates while oil prices are rising, so we anticipate increased liquidity in these markets that could fuel further gains in the region.

Once again, we would like to welcome all shareholders of the fund, and we thank you for your confidence in our investment management abilities. We are pleased with the fund’s initial performance and would like to remind you that, due to the risks and volatility inherent in emerging market stocks, particularly in Africa and the Middle East, this fund is for long-term investors and should represent only a small portion of a well-diversified portfolio.

Respectfully submitted,

Christopher D. Alderson
Portfolio manager

November 14, 2007

The portfolio manager has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country, a limited geographic region, or emerging markets tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Performance and Expenses

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments †

(Cost and value in $000s)

	Shares	Value
BAHRAIN 2.8%		
Common Stocks 2.8%		
Gulf Finance House, GDR (USD) (1)	88,000	2,297
Total Bahrain (Cost $2,128)		2,297
EGYPT 20.9%		
Common Stocks 20.9%		
Commercial International Bank	81,600	1,142
EFG Hermes	368,200	3,693
El Sewedy Cables (1)	107,700	2,128
National Societe General	147,600	1,270
Orascom Construction, GDR (USD) (1)	19,890	3,672
Orascom Hotels and Development (1)	134,050	1,737
Orascom Telecom Holding, GDR (USD)	24,120	1,732
Six of October Development (1)	37,620	1,431
Total Egypt (Cost $15,001)		16,805
JORDAN 2.2%		
Common Stocks 2.2%		
Housing Bank for Trade & Finance	181,800	1,735
Total Jordan (Cost $1,585)		1,735
LEBANON 1.6%		
Common Stocks 1.6%		
Banque Audi, GDR, Regulation S Shares (USD)	17,510	1,296
Total Lebanon (Cost $1,186)		1,296
NIGERIA 4.6%		
Common Stocks 4.6%		
Guaranty Trust Bank, GDR (USD) (1)	127,700	1,440

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Africa & Middle East Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on September 4, 2007. The fund seeks long-term growth of capital by investing primarily in the common stocks of companies located or with primary operations in Africa and the Middle East.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncements The fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the FASB released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At October 31, 2007, approximately 91% of the fund’s net assets were invested in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $67,430,000 and $923,000, respectively, for the period ended October 31, 2007.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the period ended October 31, 2007. At October 31, 2007, the tax-basis components of net assets were as follows:

Federal income tax regulations require the fund to treat the gain/loss on passive foreign investment companies as realized on the last day of the tax year; accordingly, $169,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of October 31, 2007. The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2007, the fund had $62,000 of capital loss carryforwards that expire in fiscal 2015.

For the period ended October 31, 2007, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to nondeductible organizational expenses. Results of operations and net assets were not affected by these reclassifications.

At October 31, 2007, the cost of investments for federal income tax purposes was $74,869,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 1.06% of the fund’s average daily net assets. The fee is computed daily and paid monthly.

The fund is also subject to a contractual expense limitation through February 28, 2010. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.75%. For a period of three years after the date of any reimbursement or waiver, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. Pursuant to this agreement, management fees in the amount of $10,000 were waived during the year ended October 31, 2007. Including these amounts, management fees waived in the amount of $10,000 remain subject to repayment at October 31, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. For the period ended October 31, 2007, expenses incurred pursuant to these service agreements were $30,000 for Price Associates and $9,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of October 31, 2007, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 500,000 shares of the fund, representing 7% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Africa & Middle East Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Africa & Middle East Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period September 4, 2007 (commencement of operations), through October 31, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2007, by correspondence with the custodian and by agreement to the underlying ownership records for T. Rowe Price Reserve Investment Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 12, 2007

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/07

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $52,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

The fund will pass through foreign source income of $41,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and
Year Elected*	Directorships of Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004); Director, Allfirst
2006	Financial Inc. (previously First Maryland Bancorp) (1983 to 2002)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Vornado Real Estate Investment Trust (3/04 to pres-
1991	ent); Member, Advisory Board, Deutsche Bank North America (2004 to
present); Director, Chairman of the Board, and Chief Executive Officer,
The Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, The Haven Group, a custom manufacturer of
1988	modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present);
(1938)	Chairman, Canyon Resources Corp. (8/07 to present); Director,
2001	Golden Star Resources Ltd. (5/92 to present); Director, Pacific Rim
Mining Corp. (2/02 to present)

Karen N. Horn	Director, Federal National Mortgage Association (9/06 to present);
(1943)	Managing Director and President, Global Private Client Services,
2003	Marsh Inc. (1999 to 2003); Director, Georgia Pacific (5/04 to 12/05),
Eli Lilly and Company, and Simon Property Group

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2006

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company; Partner, Blackstone Real Estate Advisors, L.P.
2001

*Each independent director oversees 121 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]	Directorships of Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[121]	Investment Services, Inc.; Chairman of the Board and Director, T. Rowe
Price Global Asset Management Limited, T. Rowe Price Global
Investment Services Limited, T. Rowe Price Retirement Plan Services,
Inc., T. Rowe Price Savings Bank, and T. Rowe Price Services, Inc.;
Director, T. Rowe Price International, Inc.; Chief Executive Officer,
Chairman of the Board, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[68]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

Christopher D. Alderson (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

M. Kamran Baig (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.; formerly Head
of European Research and Senior Portfolio
Manager/Research Analyst, Goldman Sachs
Asset Management (to 2004)

P. Robert Bartolo, CPA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

R. Scott Berg (1972)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Mark C.J. Bickford-Smith (1962)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, International Funds	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Ann B. Cranmer, FCIS (1947)	Vice President, T. Rowe Price Group, Inc., and
Assistant Vice President, International Funds	T. Rowe Price International, Inc.; Vice President
and Secretary, T. Rowe Price Global Asset
Management Limited and T. Rowe Price Global
Investment Services Limited

Frances Dydasco (1966)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President, International Funds	T. Rowe Price International, Inc.

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Henry M. Ellenbogen (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Robert N. Gensler (1957)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, International Funds	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Trust Company

M. Campbell Gunn (1956)	Vice President, T. Rowe Price Global Investment
Vice President, International Funds	Services Limited, T. Rowe Price Group, Inc., and
T. Rowe Price International, Inc.

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, International Funds	Investment Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, Inc., and
T. Rowe Price Retirement Plan Services, Inc.

Kris H. Jenner, M.D., D. Phil. (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Ian D. Kelson (1956)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

John D. Linehan, CFA (1965)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, International Funds	T. Rowe Price Investment Services, Inc.

Anh Lu (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price International, Inc.

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Charles M. Ober, CFA (1950)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

David Oestreicher (1967)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Global Asset Management Limited, T. Rowe
Price Global Investment Services Limited,
T. Rowe Price Group, Inc., T. Rowe Price
International, Inc., T. Rowe Price Investment
Services, Inc., and T. Rowe Price Trust Company

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company

Michael F. Sola, CFA (1969)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, International Funds

David J.L. Warren (1957)	Director, T. Rowe Price, T. Rowe Price Global
President, International Funds	Asset Management Limited, and T. Rowe Price
Global Investment Services Limited; Vice
President, T. Rowe Price Group, Inc.; Chief
Executive Officer, Director, and President,
T. Rowe Price International, Inc.

William F. Wendler II, CFA (1962)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, International Funds	Group, Inc.

Richard T. Whitney, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Edward A. Wiese, CFA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, International Funds	Group, Inc., and T. Rowe Price Trust Company;
Chief Investment Officer, Director, and Vice
President, T. Rowe Price Savings Bank

Clive M. Williams (1961)	Vice President, T. Rowe Price Group, Inc., and
Vice President, International Funds	T. Rowe Price International, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,531,000 and $1,200,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	December 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	December 18, 2007